UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)




Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 6/30

Date of reporting period: 07/01/07 - 06/30/08


Item 1. Proxy Voting Record


========= WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND ==========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================ WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND ================


BLACKROCK CALIFORNIA INSURED MUNICIPAL 2008 TERM TRUST INC, THE

Ticker:       BFC            Security ID:  09247G108
Meeting Date: AUG 16, 2007   Meeting Type: Annual
Record Date:  JUN 20, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee G. Nicholas Beckwith, III   For       For        Management
1.2   Elect Trustee Richard E. Cavanagh         For       For        Management
1.3   Elect Trustee Richard S. Davis            For       For        Management
1.4   Elect Trustee Kent Dixon                  For       For        Management
1.5   Elect Trustee Kathleen F. Feldstein       For       For        Management
1.6   Elect Trustee James T. Flynn              For       For        Management
1.7   Elect Trustee Henry Gabbay                For       For        Management
1.8   Elect Trustee Jerrold B. Harris           For       For        Management
1.9   Elect Trustee R. Glenn Hubbard            For       For        Management
1.10  Elect Trustee Karen P. Robards            For       For        Management
1.11  Elect Trustee Robert S. Salomon, Jr.      For       For        Management


--------------------------------------------------------------------------------

BLACKROCK MUNIYEILD CALIFORNIA  INSURED FUND INC

Ticker:       MCA            Security ID:  09254N103
Meeting Date: AUG 16, 2007   Meeting Type: Annual
Record Date:  JUN 20, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Trustee G. Nicholas Beckwith, III   For       For        Management
1.2   Elect Trustee Richard E. Cavanagh         For       For        Management
1.3   Elect Trustee Richard S. Davis            For       For        Management
1.4   Elect Trustee Kent Dixon                  For       For        Management
1.5   Elect Trustee Kathleen F. Feldstein       For       For        Management
1.6   Elect Trustee James T. Flynn              For       For        Management
1.7   Elect Trustee Henry Gabbay                For       For        Management
1.8   Elect Trustee Jerrold B. Harris           For       For        Management
1.9   Elect Trustee R. Glenn Hubbard            For       For        Management
1.10  Elect Trustee Karen P. Robards            For       For        Management
1.11  Elect Trustee Robert S. Salomon, Jr.      For       For        Management




================= WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.



=============== WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND ===============

There were no proxies voted in relation to the securities held in the Fund's portfolio.



================ WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.



================== WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND ===================

There were no proxies voted in relation to the securities held in the Fund's portfolio.



========== WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.



================= WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.



================= WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.



============= WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.



========= WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND =========

There were no proxies voted in relation to the securities held in the Fund's portfolio.



================ WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.



========== END NPX REPORT





SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

*BY: /S/ KARLA M. RABUSCH

KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 29, 2008





*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.